Principal accountants' fees and services	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Principal accountants' fees and services	Principal accountants’ fees and services
PricewaterhouseCoopers Audit and Ernst & Young et Autres served as independent auditors of Sanofi for the year ended December 31, 2022 and for all other reporting periods presented. The table below shows fees charged by those firms and member firms of their networks to Sanofi and consolidated subsidiaries in the years ended December 31, 2022 and 2021.

	Ernst & Young				PricewaterhouseCoopers
	2022		2021		2022		2021
(€ million)	Amount	%	Amount	%	Amount	%	Amount	%
Audit: Statutory audit of separate and consolidated financial statements(a)	14.2	89%	13.9	82%	14.1	97%	13.8	97%
Services other than statutory audit(b)	1.8	11%	3.0	18%	0.5	3%	0.4	3%
Audit-related services(c)	1.5		2.8		0.5		0.4
Tax	0.0		—		0.0		—
Other	0.3		0.2		—		—
Total	16.0	100%	16.9	100%	14.6	100%	14.2	100%
(a) Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young €7.3 million in 2022, €7.2 million in 2021; PricewaterhouseCoopers €7.7 million in 2022, €7.7 million in 2021.
(b) Services other than statutory audit provided by Ernst & Young et Autres during 2022 comprised:
- work on share capital transactions and securities issues submitted to the Annual General Meeting (in extraordinary business) for approval;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference;
- agreed-upon and audit procedures in connection with a proposed divestment; and
- issuance of the Independent third party’s report on the consolidated statement of extra-financial performance.
Services other than statutory audit provided by PricewaterhouseCoopers Audit during 2022 comprised:
- work on share capital transactions and securities issues submitted to the Annual General Meeting (in extraordinary business) for approval;
- additional procedures to enable reports previously signed by the firm to be incorporated by reference;
- contractual audits, assurance engagements, agreed-upon procedures, tax compliance work, and technical consultancy.
(c) Includes services provided by the independent auditors of the parent company and French subsidiaries: Ernst & Young: €1.4 million in 2022, €2.7 million in 2021; PricewaterhouseCoopers €0.3 million in 2022, €0.3 million in 2021.

Audit Committee pre-approval and procedures
The Audit Committee of Sanofi has adopted a policy and established certain procedures for the approval of audit services and for the pre-approval of other services to be provided by the independent auditors. In 2022, the Audit Committee established a limit for permitted audit-related and other services (i.e. services other than statutory audit) that can be provided by the independent auditors, and the related fees.